Additional Financial Information of Parent Company - Financial Statements Schedule I (Table)	12 Months Ended
Dec. 31, 2025
Additional Financial Information of Parent Company - Financial Statements Schedule I
Schedule of condensed balance sheet

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	531,260	714,485	102,170
Amounts due from related parties	871	691	99
Short-term investments	284,673	139,862	20,000
Other current assets	10,775	8,022	1,147
Total current assets	827,579	863,060	123,416
Investments in subsidiaries and VIEs	10,370,171	9,377,115	1,340,910
Investments in affiliates	330,324	369,520	52,841
Other non-current assets	766	734	103
Total assets	11,528,840	10,610,429	1,517,270
Liabilities and Equity
Current liabilities
Contingent liabilities	476,107	243,136	34,768
Amounts due to subsidiaries and VIEs	1,089,386	517,534	74,006
Other current liabilities	17,499	22,908	3,276
Total liabilities	1,582,992	783,578	112,050
Shareholder’s equity
Ordinary shares (US$0.00005 par value): 1,000,000,000 ordinary shares authorized, 335,153,359 shares issued and 330,393,534 shares outstanding as of December 31, 2024 and 1,000,000,000 ordinary shares authorized, 335,258,287 shares issued and 333,370,340 shares outstanding as of December 31, 2025	113	113	16
Treasury Stock	(53,345)	(4,102)	(587)
Additional paid-in capital	3,907,992	3,973,997	568,274
Retained earnings	5,904,540	5,815,092	831,547
Accumulated other comprehensive income	186,548	41,751	5,970
Total shareholders’ equity	9,945,848	9,826,851	1,405,220
Total liabilities and shareholders’ equity	11,528,840	10,610,429	1,517,270

Schedule of condensed statements of operations

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Operating cost and expenses
Other Compensations	2,157	3,080	2,062	295
Selling expenses	82	1,457	541	77
General and administrative expenses	7,314	15,395	10,657	1,524
Other operating expenses	19,877	12,755	10,527	1,505
Total operating cost and expenses	29,430	32,687	23,787	3,401
Loss from operations	(29,430)	(32,687)	(23,787)	(3,401)
Other income (expenses):
Interest income	34,002	16,379	16,678	2,385
Interest expense	—	(4,966)	—	—
Reversal of contingent litigation expenses	—	—	216,996	31,030
Reversal of settlement expenses	—	12,454	956	137
Other income	4,267	13,290	14,942	2,137
Total other income	38,269	37,157	249,572	35,689
Income before taxes and income from equity in affiliates, subsidiaries and VIEs	8,839	4,470	225,785	32,288
Income tax expenses	(20,421)	(21,841)	(40,830)	(5,839)
Income (loss) from equity in affiliates	6,233	(22,731)	68,169	9,748
Income from equity in subsidiaries and VIEs	1,014,843	515,547	305,733	43,718
Net income attributable to Noah shareholders	1,009,494	475,445	558,857	79,915

Schedule of condensed statements of Comprehensive (Loss) income

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net income	1,009,494	475,445	558,857	79,915
Other comprehensive income, net of tax
Foreign currency translation adjustments	77,162	111,932	(145,742)	(20,840)
Fair value fluctuation of available-for-sale investments (after tax)	—	—	945	135
Comprehensive income	1,086,656	587,377	414,060	59,210

Schedule of condensed statements of cash flow

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income attributable to Noah Holding Limited shareholders	1,009,494	475,445	558,857	79,915
Adjustments to reconcile net income to net cash provided by operating activities:
Income from equity in subsidiaries and VIEs, net of dividends	(834,842)	318,596	915,150	130,865
Loss (income) from equity in affiliates, net of dividends	9,041	43,306	(53,052)	(7,586)
Reversal of share-based settlement expenses	—	(12,454)	(956)	(137)
Changes in operating assets and liabilities:
Amounts due from related parties	(24)	(24)	180	26
Amounts due to subsidiaries and VIEs	5,895	—	—	—
Other current assets	(20,969)	10,194	2,753	394
Contingent liabilities	—	—	(210,735)	(30,135)
Other current liabilities	7,326	(5,375)	5,409	773
Net cash provided by operating activities	175,921	829,688	1,217,606	174,115
Cash flows from investing activities:
Increase in investments in subsidiaries and VIEs	(16,400)	(6)	(37,827)	(5,409)
Increase in short-term investments	—	(284,673)	(432,609)	(61,862)
Decrease in short-term investments	—	—	562,735	80,470
Net cash (used in) provided by investing activities	(16,400)	(284,679)	92,299	13,199
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	3	—	—	—
Proceeds from advances from subsidiaries	1,074,953	890,269	1,324,035	189,334
Repayment of advances from subsidiaries	(613,847)	(707,836)	(1,825,339)	(261,020)
Payment for repurchase of ordinary shares	—	(53,345)	(52,295)	(7,478)
Dividend paid	(177,502)	(1,007,851)	(546,770)	(78,187)
Net cash provided by (used in) financing activities	283,607	(878,763)	(1,100,369)	(157,351)
Effect of exchange rate changes	33,107	38,934	(26,311)	(3,762)
Net increase (decrease) in cash and cash equivalents	476,235	(294,820)	183,225	26,201
Cash and cash equivalents - beginning of year	349,845	826,080	531,260	75,969
Cash and cash equivalents - end of year	826,080	531,260	714,485	102,170